Financial assets at amortized cost - Summary of Other Financial Assets (Details) $ in Thousands, $ in Thousands	Mar. 18, 2022 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Oct. 01, 2021
Disclosure of financial assets [line items]
Other financial assets		$ 590,310,435	$ 372,837,937
Percentage of equity investments disposal consideration	30.00%
Nominal rate of equity investments disposal consideration	15.00%
Equity investments disposal payments term (in years)	six years
Leases in U.S. dollars
Disclosure of financial assets [line items]
Percentage of equity investments disposal consideration	70.00%
Nominal rate of equity investments disposal consideration	10.00%
Prisma Medios de Pago S.A.
Disclosure of financial assets [line items]
Percentage of capital stock to be sold				49.00%
Equity investments disposal consideration	$ 40,038,122
Gross carrying amount | Financial assets pledged as collateral
Disclosure of financial assets [line items]
Other financial assets		337,967,647	176,041,364
Gross carrying amount | Sundry debtors
Disclosure of financial assets [line items]
Other financial assets		144,335,268	107,559,147
Gross carrying amount | Receivables from sale of ownership interest in Prisma Medios de Pago S.A.
Disclosure of financial assets [line items]
Other financial assets		34,869,174	88,138,521
Gross carrying amount | Receivable from financial institution for spot transactions pending settlement
Disclosure of financial assets [line items]
Other financial assets		64,541,525	2,007,555
Gross carrying amount | Receivable from non-financial institution for spot transactions pending settlement
Disclosure of financial assets [line items]
Other financial assets		9,746,206	1,904,520
Gross carrying amount | Others
Disclosure of financial assets [line items]
Other financial assets		657,095	276,761
Allowances for ECL
Disclosure of financial assets [line items]
Other financial assets		$ (1,806,480)	$ (3,089,931)